CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (40,980)	$ (53,554)	$ (84,619)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Depreciation and amortization	3,942	2,482	1,681
Fair value change of warrants	(210)	208	(316)
Share-based compensation	10,856	11,968	39,310
Foreign currency exchange (gain) loss		(10)	(139)
Impairment of other receivables		8,848
Impairment of prepaid expenses and other current assets		23,262	22,921
Provision for dealership settlement	571		15,134
Provision for sales incentive		2,701	1,638
Loss (gain) on disposal of subsidiaries	23,037	(64)	(1,578)
Financial expenses		32	1,103
Interest expenses of convertible note in interest method	331	493	683
Deferred tax liabilities	(931)	(229)
Changes in operating assets and liabilities:
Inventories	35	(35)	373
Prepayment for vehicle purchase and other current assets	25	1,653	355
Amount due from related parties		(1,458)
Other non-current assets		(6)
Accounts payable	(93)	106	(38)
Advances from customers	78		(390)
Accrued expenses and other current liabilities	865	2,790	1,984
Short-term lease liabilities	(132)	(28)	(98)
Amount due to related parties	(13)	(1,237)
Income tax payable	(401)	(30)	(398)
Net cash used in operating activities	(3,020)	(2,108)	(2,394)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment, net	(18)	(396)	(59)
Cash disposed on disposal of subsidiaries	(24)	(2,740)	(97)
Cash acquired on acquisition of a subsidiary		2
Proceeds from sales of a subsidiary	16
Net cash used in investing activities	(26)	(3,134)	(156)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrant	3,725	1,065	4,717
Proceeds from convertible note			2,000
Repayment of convertible note		(50)
Borrowings from related parties	286
Cash paid for offering cost			(1,976)
Capital contribution	499		665
Net cash provided by financing activities	4,510	1,015	5,406
Effect of exchange rate changes on cash and cash equivalents	(1,161)	(790)	(1,017)
Net changes in cash and cash equivalents	303	(5,017)	1,839
Cash and cash equivalents at beginning of year	2,085	7,102	5,263
Cash and cash equivalents at end of year	2,388	2,085	7,102
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expense paid			(362)
Income tax paid			26
NON-CASH ACTIVITIES:
Issuance of Series F preferred shares in connection a disposal of subsidiaries			$ (24,593)
Issuance of Class A Ordinary Shares to settle Series F preferred shares	246	3,443
Issuance of Series G preferred shares to settle liabilities due to the purchaser of KAG (Note 3)	1,996
Obtaining right-of-use assets in exchange for operating lease liabilities		328
Issuance of Class A Ordinary Shares for conversion of convertible notes	2,088	2,050
Issuance of Class A Ordinary Shares for acquisition of a subsidiary		49,100
Recognition of intangible assets from acquisition of a subsidiary		13,972
Receivable due from issuance of ordinary shares and warrants in private placements		17,900
Series H Preferred shares
NON-CASH ACTIVITIES:
Issuance of shares to settle payables for sales incentive	571
Class A Ordinary Shares
NON-CASH ACTIVITIES:
Issuance of shares to settle payables for sales incentive	417	3,914
Issuance of Class A Ordinary Shares for conversion of convertible notes	$ 2,088	$ 2,050